REDEEMABLE PREFERRED SHARES - Movement of redeemable preferred shares (Details) ¥ in Thousands, $ / shares in Thousands, $ in Thousands		12 Months Ended
	Mar. 27, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥)
Movement of the redeemable preferred shares
Balance at end of period		¥ 1,061,981
Redeemable preferred shares
Movement of the redeemable preferred shares
Issuance of redeemable preferred shares		989,349
Change in redemption value		17,760
Accrual of dividends		40,344
Settlement of dividends		(25,014)
Foreign exchange impact		39,542
Balance at end of period		¥ 1,061,981
Redeemable preferred shares | PAGoldilocks
Movement of the redeemable preferred shares
Issuance of ordinary shares (in shares) | shares	150,000
Share Price | $ / shares	$ 1
Proceeds from Issuance of Redeemable Convertible Preferred Stock | $	$ 150,000